Subordinated liabilities - HSBC's subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,623,757	$ 2,655,014
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	122,531	115,864
Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	30,587	32,795
Subordinated liabilities | Issued by HSBC subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	9,112	10,223
Subordinated liabilities | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	21,475	22,572
– subordinated liabilities | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	22,659	23,956
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	20,487	21,951
At amortised cost | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	18,640	20,095
At amortised cost | – subordinated liabilities | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	17,059	17,916
At amortised cost | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	1,847	1,856
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	145,502	157,439
Financial liabilities designated at fair value | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	32,418	25,664
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,100	10,844
Financial liabilities designated at fair value | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	10,100	10,844
Financial liabilities designated at fair value | – subordinated liabilities | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	5,600	6,040
Financial liabilities designated at fair value | – preferred securities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 0	$ 0